NATURE OF OPERATIONS AND GOING CONCERN (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Of Nature Of Operations And Going Concern [Abstract]
Disclosure of subsidiaries [Table Text Block]
		Place of incorporation and operation	Proportion of ownership interest and voting power held
Name of subsidiary	Principal activity		August 31, 2020	August 31, 2019

Platinum Group Metals (RSA) (Pty) Ltd.	Exploration	South Africa	100.0%	100.0%
Mnombo Wethu Consultants (Pty) Limited.[1]	Exploration	South Africa	49.9%	49.9%
Waterberg JV Resources (Pty) Ltd.[1,2]	Exploration	South Africa	37.05%	37.05%
Lion Battery Technologies Inc.[3]	Research	Canada	55.00%	57.69%

[1] The Company controls and consolidates Mnombo Wethu Consultants (Pty) Limited ("Mnombo") and Waterberg JV Resources (Pty) Ltd. ("Waterberg JV Co.") for accounting purposes.

[2]Effective ownership of Waterberg JV Co. is 63.05% when Mnombo's ownership portion is combined with Platinum Group Metals (RSA) (Pty) Ltd. ("PTM RSA") ownership portion.

[3]Lion Battery Technologies is accounted for using the equity method as the Company jointly controls the investee despite having the majority of the shares.